Members Equity - Summary of Key Assumptions Used In Determination of The Grant Date Fair Value (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected annual dividend	0.00%	0.00%	0.00%
Expected volatility rate, Minimum	30.00%	25.80%	26.00%
Expected volatility rate, Maximum	33.00%	55.00%	50.00%
Risk-free rate of return, Minimum	3.60%	2.70%	4.10%
Risk-free rate of return, Maximum	4.00%	4.70%	4.90%
Management Incentive Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	1 year 2 months 12 days	5 years	5 years
Discount for lack of marketability	8.00%	31.80%
Management Incentive Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 months 18 days	2 years	2 years
Discount for lack of marketability	4.00%	27.40%
Growth Participation Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected annual dividend	0.00%	0.00%	0.00%
Expected volatility rate, Minimum	30.00%	25.80%
Expected volatility rate			26.00%
Risk-free rate of return, Minimum	3.60%	2.70%
Risk-free rate of return, Maximum	4.00%	4.30%
Risk-free rate of return			4.10%
Expected term (years)			5 years
Growth Participation Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	1 year 2 months 12 days	5 years
Discount for lack of marketability	8.00%	31.80%
Growth Participation Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 months 18 days	4 years 6 months
Discount for lack of marketability	4.00%	27.40%